Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information:
Entity Registrant Name	FINDEX COM INC
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Central Index Key	0001089061
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	77,993,935
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Findex.com, Inc. - CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,750		$ 161,629
Accounts receivable, trade, net	1,161		8,104
Receivable, in escrow	36,957		47,264
Inventories, net	2,605		4,629
Other current assets	2,584		14,890
Total current assets	46,057		236,516
Property and equipment, net	1,122		2,295
Intangible assets, net	76,252		91,503
Other assets	0		18,781
Total assets	123,431		349,095
Current liabilities:
Current portion of term debt	28,783		33,188
Accounts payable, trade	114,815		131,114
Accounts payable, related party	24,857		10,561
Accrued royalties	44,672		37,825
Accrued payroll	67,307		60,463
Other current liabilities	67,560		21,410
Other current liabilities from discontinued operations	114,368		153,383
Total current liabilities	462,362		447,944
Long-term debt, net	0		0
Deferred income taxes, net	0		0
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Preferred stock	0	[1]	0	[1]
Common stock	77,994	[2]	77,994	[2]
Paid-in capital	8,088,488		8,088,488
Retained (deficit)	(8,505,413)		(8,265,331)
Total stockholders' equity (deficit)	(338,931)		(98,849)
Total liabilities and stockholders' equity (deficit)	$ 123,431		$ 349,095

[1]	$.001 par value, 5,000,000 shares authorized, -0- shares issued and outstanding
[2]	$.001 par value, 120,000,000 shares authorized, 77,993,935 shares issued and outstanding

Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Revenues, net	$ 17,518	$ 6,793	$ 44,663	$ 44,370
Cost of sales	6,496	13,216	9,320	19,083
Gross profit	11,022	(6,423)	35,343	25,287
Operating expenses:
Sales and marketing	794	(18,639)	2,473	(6,805)
General and administrative	74,558	71,422	305,963	466,027
Impairment expense	0	0	18,781	0
Total operating expenses	75,352	52,783	327,217	459,222
Loss from operations	(64,330)	(59,206)	(291,874)	(433,935)
Other income (expenses), net	(1,003)	(541)	(2,802)	(10,038)
Gain on debt settlement	0	34,866	28,504	34,866
Loss from continuing operations before income taxes	(65,333)	(24,881)	(266,172)	(409,107)
Income tax benefit	0	0	0	0
Loss from continuing operations	(65,333)	(24,881)	(266,172)	(409,107)
Discontinued operations (Note 11):
Income from operations of discontinued component	0	1,154,204	26,087	1,379,103
Income tax (provision)	0	0	0	0
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
Net (loss) income	$ (65,333)	$ 1,129,323	$ (240,085)	$ 969,996
Net loss per share from continuing operations	$ 0	$ 0	$ 0	$ (0.01)
Net income per share from discontinued operations	$ 0	$ 0.02	$ 0	$ 0.02
Net loss per share	$ 0	$ 0.02	$ 0	$ (0.01)
Weighted average shares used in computing basic and diluted income (loss) per share	77,993,935	68,868,930	77,993,935	68,335,147

Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Cash received from customers	$ 60,863	$ 675,312
Cash paid to suppliers and employees	(214,926)	(1,351,505)
Other operating activities, net	(411)	(6,703)
Net cash (used) by operating activities	(154,474)	(682,896)
Cash flows from investing activities:
Proceeds from sale of software product line	0	975,000
Other investing activities, net	0	7,170
Net cash provided by investing activities	0	982,170
Cash flows from financing activities:
Contributed capital	0	22,752
Payments made on term debt	(4,405)	(38,324)
Net cash (used) by financing activities	(4,405)	(15,572)
Net (decrease) increase in cash and cash equivalents	(158,879)	283,702
Cash and cash equivalents, Beginning balance	161,629	22,027
Cash and cash equivalents, Ending balance	2,750	305,729
Reconciliation of net loss to cash flows from continuing and discontinued operating activities:
Net (loss) income	(240,085)	969,996
Adjustments to reconcile net loss to net cash (used) provided by operating activities:
Depreciation & amortization	16,274	39,410
Bad debts provision	(100)	(17,491)
Sotck and warrants issued for services	0	7,248
Loss (gain) on sale of property and equipment	150	(2,134)
(Gain) on debt settlement	(54,591)	(558,409)
(Gain) on sale of software product line	0	(972,082)
Loss on impairment expense	18,781	284,954
Change in assets and liabilities:
Decrease in accounts receivable	17,350	22,688
Decrease in inventories	2,024	58,704
Decrease in other current assets	12,306	17,348
(Decrease) increase in accrued royalties	(6,081)	(150,850)
Increase (decrease) in accounts payable	17,502	(301,714)
Increase in other liabilities	61,996	(80,564)
Net cash (used) provided by operating activities	$ (154,474)	$ (682,896)

Note 1 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Notes
Note 1 - Summary of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by Generally Accepted Accounting for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future period. The December 31, 2011 condensed consolidated balance sheet was derived from our audited financial statements at that date.  The accompanying financial statements should be read in conjunction with the audited consolidated financial statements of Findex.com, Inc. included in our Form 10-K for the year ended December 31, 2011.

RECLASSIFACTIONS

Certain accounts in our 2011 financial statements have been reclassified for comparative purposes to conform with the presentation in our 2012 financial statements.

DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement with WORDsearch Corp., L.L.C. In accordance with the Software Product Line Purchase Agreement, WORDsearch agreed to acquire from us all of the assets associated with the QuickVerse® product line which centered around our industry-leading Bible-study software program. The specific assets conveyed include, among others, the underlying software source code, registered trade names, and existing product inventories. As a result, we have classified this asset as well as all revenues and expenses directly related to the QuickVerse® product line as discontinued operations. See Note 11.

INTANGIBLE ASSETS

In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 350-30, General Intangibles Other Than Goodwill, intangible assets with an indefinite useful life are not amortized. Intangible assets with a finite useful life are amortized on the straight-line method over the estimated useful lives, generally three to ten years. All intangible assets are tested for impairment annually during the fourth quarter.

Software Development Costs

In accordance with ASC 985-20-25, Costs of Software to Be Sold, Leased, or Marketed, software development costs are expensed as incurred until technological feasibility and marketability has been established, generally with release of a beta version for customer testing. Once the point of technological feasibility and marketability is reached, direct production costs (including labor directly associated with the development projects), indirect costs (including allocated fringe benefits, payroll taxes, facilities costs, and management supervision), and other direct costs (including costs of outside consultants, purchased software to be included in the software product being developed, travel expenses, material and supplies, and other direct costs) are capitalized until the product is available for general release to customers. We amortize capitalized costs on a product-by-product basis. Amortization for each period is the greater of the amount computed using (i) the straight-line basis over the estimated product life (generally from 12 to 18 months, but up to 60 months), or (ii) the ratio of current revenues to total projected product revenues. Total cumulative capitalized software development costs were $-, less accumulated amortization of $- at September 30, 2012, included in Other assets.

Capitalized software development costs are stated at the lower of amortized costs or net realizable value. Recoverability of these capitalized costs is determined at each balance sheet date by comparing the forecasted future revenues from the related products, based on management’s best estimates using appropriate assumptions and projections at the time, to the carrying amount of the capitalized software development costs. If the carrying value is determined not to be recoverable from future revenues, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the future revenues.  We have written down capitalized software developments costs associated with the discontinued operations and have recorded an impairment expense of $- and $288,587 for the nine months ended September 30, 2012 and 2011, respectively, which has been included in discontinued operations.

ASC 730, Research and Development, established accounting and reporting standards for research and development. In accordance with ASC 730-10, costs we incur to enhance our existing products after general release to the public (bug fixes) are expensed in the period they are incurred and included in research and development costs. Research and development costs incurred prior to determination of technological feasibility and marketability and after general release to the public and charged to expense were $- and $142,411 for the nine months ended September 30, 2012 and 2011, respectively, included in general and administrative expenses of discontinued operations.

We capitalize costs related to the development of computer software developed or obtained for internal use in accordance with the ASC 350-40, Internal-Use Software. Software obtained for internal use has generally been enterprise level business and finance software that we customize to meet our specific operational needs. We have not sold, leased, or licensed software developed for internal use to our customers and have no intention of doing so in the future.

We capitalize costs related to the development and maintenance of our website in accordance with ASC 350-50, Website Development Costs. Accordingly, costs expensed as incurred are as follows:

planning the website,
developing the applications and infrastructure until technological feasibility is established, developing graphics such as borders, background and text colors, fonts, frames, and buttons, and operating the site such as training, administration and maintenance.

Capitalized costs include those incurred to:

obtain and register an Internet domain name,
develop or acquire software tools necessary for the development work, develop or acquire software necessary for general website operations, develop or acquire code for web applications,
develop or acquire (and customize) database software and software to integrate applications such as corporate databases and accounting systems into web applications, develop HTML web pages or templates,
install developed applications on the web server,
create initial hypertext links to other websites or other locations within the website, and test the website applications.

We amortize website development costs on a straight-line basis over the estimated life of the site, generally 36 months. Total cumulative website development costs, included in Other assets from continuing operations on our condensed consolidated balance sheets, were $-, less accumulated amortization of $- at September 30, 2012. As a result of the decision to postpone indefinitely the plan to revamp our FormTool.com website due to a lack of available financial and human resources, we have written down capitalized website developments costs and have recorded an impairment expense of $18,781 in continuing operations for the nine months ended September 30, 2012. See Note 7.

REVENUE RECOGNITION

Within our operations as a whole, including those operations now classified as discontinued operations, we derive revenues from the sale of packaged software products, product support and multiple element arrangements that may include any combination of these items. We recognize software revenue for software products and related services in accordance with ASC 985-605, Software Revenue Recognition. We recognize revenue when persuasive evidence of an arrangement exists (generally a purchase order), we have delivered the product, the fee is fixed or determinable and collectability is probable.

In some situations, we receive advance payments from our customers. We defer revenue associated with these advance payments until we ship the products or offer the support. During the quarter ended March 31, 2012, we received an advance payment of $15,000 as part of an amended licensing agreement with a certain publisher whom sells our FormTool® product line. The advanced payment was to be applied against future royalties owed to us by the publisher for sales generated from the FormTool® product line. During the nine months ended September 30, 2012, sales exceeded the royalty advance payment of $15,000; and therefore, the deferred revenue has been fully recognized. Finally, the amended licensing agreement also extended the initial term of the agreement by three years.

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended September 30,	2012	2011

Net loss from continuing operations	($65,333)	($24,881)
Preferred stock dividends	---	---
Net loss available to common shareholders	($65,333)	($24,881)

Net income from discontinued operations	$---	$1,154,204
Preferred stock dividends	---	---
Net income available to common shareholders	$---	$1,154,204

Basic weighted average shares outstanding	77,993,935	68,868,930
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,868,930

For the Nine Months Ended September 30,	2012	2011

Net loss from continuing operations	($266,172)	($409,107)
Preferred stock dividends	---	---
Net loss available to common shareholders	($266,172)	($409,107)

Net income from discontinued operations	$26,087	$1,379,103
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$1,379,103

Basic weighted average shares outstanding	77,993,935	68,335,147
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,335,147

RECENT ACCOUNTING PRONOUNCEMENTS

                                Testing Goodwill for Impairment

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this ASU will not have a material impact on the Company’s consolidated financial statements, as it is intended to simplify the assessment for goodwill impairment.  We do not expect ASU No. 2011-08 to have a material impact on our condensed consolidated financial statements.

Note 2 - Going Concern	9 Months Ended
Sep. 30, 2012
Notes
Note 2 - Going Concern

NOTE 2 – GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States applicable to a going concern. As of September 30, 2012, we had a net loss of $240,085, and negative working capital of $416,305, and an accumulated deficit of $8,505,413 and $8,265,331 as of September 30, 2012 and December 31, 2011, respectively. Although these factors raise substantial doubt as to our ability to continue as a going concern through December 31, 2012, we are taking several actions intended to mitigate against this risk. These actions include pursuing mergers and acquisitions that will provide profitable operations and positive operating cash flow.

Note 3 - Receivables	9 Months Ended
Sep. 30, 2012
Notes
Note 3 - Receivables

NOTE 3 – RECEIVABLES

At September 30, 2012, we had Receivables in the amount of $36,957 held in escrow by WORDsearch Corp., L.L.C.  As part of the Software Product Line Purchase Agreement for the sale of our QuickVerse® product line, it was agreed that WORDsearch would hold a portion of the original purchase price of $975,000 in cash in escrow. These funds were and continue to be held for settlement agreements reached with certain of our royalty content providers pursuant to which reductions in the total accrued royalty balance owed by us to them were and continue to be finalized, which agreements were part of a broad initiative on our part arising in connection with our sale to WORDsearch of our QuickVerse® product line. See Note 11.

Note 4 - Inventories	9 Months Ended
Sep. 30, 2012
Notes
Note 4 - Inventories	NOTE 4 – INVENTORIES At September 30, 2012, inventories consisted of the following:
06/30/2012
Raw materials	$2,276
Finished goods	2,604
Less reserve for obsolete inventory	(2,275)
Inventories	$2,605

Note 5 - Reserves and Allowances	9 Months Ended
Sep. 30, 2012
Notes
Note 5 - Reserves and Allowances

NOTE 5 – RESERVES AND ALLOWANCES

At September 30, 2012, the allowance for doubtful accounts included in Accounts receivable, trade, net, consisted of the following:

Balance December 31, 2011	$500
Bad debts provision (included in Sales and marketing expenses)	(100)
Accounts written off	---
Collection of accounts previously written off	---
Balance September 30, 2012	$400

At September 30, 2012, the reserve for obsolete inventory included in Inventories consisted of the following:

Balance December 31, 2011	$1,000
Provision for obsolete inventory	1,298
Obsolete inventory written off	(23)
Reserve for obsolete inventory from discontinued operations	---
Balance September 30, 2012	$2,275

At September 30, 2012, the reserve for sales returns included in Other current liabilities consisted of the following:

Balance December 31, 2011	$1,500
Return provision – sales	(212)
Return provision – cost of sales	(135)
Returns processed	(803)
Balance September 30, 2012	$350

Note 6 - Debt	9 Months Ended
Sep. 30, 2012
Notes
Note 6 - Debt

NOTE 6 – DEBT

At September 30, 2012, the current portion of debt consisted of the following:

06/30/2012
Unsecured term note payable to a former shareholder due January 2012, plus interest at 5% APR. Interest on overdue principal accruing at 10% APR.	$28,783
Current portion of debt	$28,783

At September 30, 2012, we were in arrears on the unsecured term notes payable to the former shareholder.

Note 7 - Impairment Expense	9 Months Ended
Sep. 30, 2012
Notes
Note 7 - Impairment Expense

NOTE 7 – IMPAIRMENT EXPENSE

As a result of the decision to postpone indefinitely the plan to revamp our FormTool.com website due to a lack of available financial and human resources, we tested for impairment certain intangible assets associated with the FormTool® product line. In accordance with ASC 360-10-35, Property, Plant, and Equipment, Overall, Subsequent Measurement, we recognized a total impairment expense of $18,781 during the nine months ended September 30, 2012 for the intangible assets related to capitalized website development costs.  This has been treated as an operating expense and included in Impairment expense on our Condensed Consolidated Statement of Operations.

Note 8 - Gain On Debt Settlemnt	9 Months Ended
Sep. 30, 2012
Notes
Note 8 - Gain On Debt Settlemnt

NOTE 8 – GAIN ON DEBT SETTLEMNT

During the nine months ended September 30, 2012, we recognized income from debt forgiveness totaling $28,504. This income from debt forgiveness mainly results from settlement agreements involving certain of our vendors whom trade payables were owed by us to them, settlement agreements involving certain of our customers whom credit balances were owed by us to them, as well as a settlement with a former employee with whom we had payroll accrued and unpaid from June 2010 through September 2011. This has been treated as a gain from extinguishment of debt and included in Gain on debt settlement on our Condensed Consolidated Statement of Operations.

Note 9 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Notes
Note 9 - Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

We are subject to legal proceedings and claims that may arise in the ordinary course of our business. In the opinion of management, the amount of  potential liability we are likely to be found liable for otherwise incur as a result of these actions is not so much as would materially affect our financial condition.

The employment agreement with our Chief Executive Officer expired on April 14, 2010. This agreement was not extended nor is a new agreement being considered. Our Chief Executive Officer, however, has continued to be employed by us on an at-will basis since the expiration of his employment agreement at the following base annual salary rates:

Chief Executive Officer
Base Annual Salary	$75,000

Although the employment agreement has expired, we have accrued the following for our Chief Executive Officer as of September 30, 2012:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at September 30, 2012	$39,697	$14,424

We have included third-party technology in FormTool® under a contract with a publisher provider that has expired. We are currently pursuing resolution, however, there is no guarantee that we will be able to secure a new agreement, or an extension, and should the publisher demand we cease and desist including their technology, the unknown potential negative impact could be material.

We do not collect sales/use taxes or other taxes with respect to shipments of most of our goods into most states in the U.S.  Our fulfillment center and customer service center networks, and any future expansion of those networks, along with other aspects of our evolving business, may result in additional sales/use and other tax obligations.  One or more states may seek to impose sales/use or other tax collection obligations on out-of-jurisdiction companies that engage in e-commerce.  A successful assertion by one or more states that we should collect sales/use or other taxes on the sale of merchandise or services could result in substantial tax liabilities for past sales, decrease our ability to compete with traditional retailers, and otherwise harm our business.

Currently, decisions of the U.S. Supreme Court restrict the imposition of obligations to collect state and local taxes and use taxes with respect to sales made over the Internet.  However, a number of states, as well as the U.S. Congress, have been considering various initiatives that could limit or supersede the Supreme Court’s constitutional concerns and result in a reversal of its current position, we could be required to collect sales and use taxes in additional states.  The imposition by state and local governments of various taxes upon Internet commerce could create administrative burdens for us, put us at a competitive disadvantage if they do not impose similar obligations on all of our online competitors and decrease our future sales.

Note 10 - Risks and Uncertainties	9 Months Ended
Sep. 30, 2012
Notes
Note 10 - Risks and Uncertainties

NOTE 10 – RISKS AND UNCERTAINTIES

Our future operating results may be affected by a number of factors. We depend upon a number of major inventory and intellectual property suppliers. If a critical supplier had operational problems or ceased making materials available to us, operations could be adversely affected.

Note 11 - Discontinued Operations	9 Months Ended
Sep. 30, 2012
Notes
Note 11 - Discontinued Operations

NOTE 11 – DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement to sell our QuickVerse® product line to WORDsearch Corp., L.L.C. In accordance with the Software Product Line Purchase Agreement, WORDsearch agreed to acquire from us all of the assets associated with our QuickVerse® product line for $975,000 in cash at closing and the assumption of up to $140,000 of our then-existing liabilities at closing.

On June 30, 2011, closing of the asset sale transaction governed by the Software Product Line Purchase Agreement, which is transitional in nature and expected to be ongoing through approximately the end of April, 2012, commenced.  As one of the initial parts of the closing, on July 1, 2011 WORDsearch assumed possession of the physical assets conveyed in the transaction as well as control and responsibility of the business operations related to the QuickVerse® product line, including, among many other things, the receipt of revenues for sales in exchange for partial payment of the cash portion of the purchase price being paid to us. On April 13, 2012, we determined that the final closing conditions under the Software Product Line Purchase Agreement had been met, which meant that we were able to deliver to WORDsearch the last in a series of officer’s certificates required thereunder. Having delivered such certificate to WORDsearch on April 13, 2012, the sale of the QuickVerse® product line to WORDsearch was complete. At September 30, 2012, we had Receivables in the amount of $36,957 held in escrow by WORDsearch.  These funds are held in escrow for settlement agreements yet to be reached with certain of our royalty content providers for remaining accrued royalty balances owed by us to them. See Note 3.

As a result of the decision to sell the QuickVerse® product line, we have classified this asset as discontinued operations for the nine months ended September 30, 2012 and 2011. We have recorded the remaining class of liabilities for the QuickVerse® product line as presented below:

Other current liabilities from discontinued operations:	September 30, 2012	December 31, 2011
Accrued royalties	$114,368	$153,383
Other current liabilities from discontinued operations	$114,368	$153,383

The following table presents the results of operations of our discontinued operations for the nine months ended September 30, 2012 and 2011:

Nine Months Ended September 30,	2012	2011
Gross revenues	$---	$658,283
Less estimated sales returns and allowances	---	40,727
Net revenues	---	699,010
Cost of sales	---	158,741
Gross profit	---	540,269
Operating expenses:
Advertising and direct marketing	---	54,646
Sales and marketing wages	---	101,777
Total sales and marketing	---	156,423
Research and development	---	142,411
Rent	---	20,636
Other general and administrative costs	---	48,734
Total general and administrative	---	211,781
Income from operations of discontinued component	---	172,065
	---	972,082
Impairment expense	---	(288,587)
Gain on debt settlement	26,087	523,543
Income tax (provision)	---	---
Income from discontinued operations, net of taxes	$26,087	$1,379,103

For the nine months ended September 30, 2012, the gain on debt settlement within our discontinued operations results from settlement agreements reached with certain of our royalty content providers pursuant to which reductions in the total accrued royalty balance owed by us to them were finalized, which agreements were part of a broad initiative on our part arising in connection with our sale to WORDsearch of our QuickVerse® product line.

Note 12 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes
Note 12 - Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

The date to which events occurring after September 30, 2012, the date of the most recent balance sheet, have been evaluated for possible adjustment to the financial statements or disclosure is November 19, 2012, which is the date on which the financial statements were available to be issued.

Note 1 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Basis of Presentation

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by Generally Accepted Accounting for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results of operations for such periods are not necessarily indicative of the results expected for the full year or for any future period. The December 31, 2011 condensed consolidated balance sheet was derived from our audited financial statements at that date.  The accompanying financial statements should be read in conjunction with the audited consolidated financial statements of Findex.com, Inc. included in our Form 10-K for the year ended December 31, 2011.

Note 1 - Summary of Significant Accounting Policies: Reclassifactions (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Reclassifactions	RECLASSIFACTIONS Certain accounts in our 2011 financial statements have been reclassified for comparative purposes to conform with the presentation in our 2012 financial statements.

Note 1 - Summary of Significant Accounting Policies: Discontinued Operations (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Discontinued Operations

DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement with WORDsearch Corp., L.L.C. In accordance with the Software Product Line Purchase Agreement, WORDsearch agreed to acquire from us all of the assets associated with the QuickVerse® product line which centered around our industry-leading Bible-study software program. The specific assets conveyed include, among others, the underlying software source code, registered trade names, and existing product inventories. As a result, we have classified this asset as well as all revenues and expenses directly related to the QuickVerse® product line as discontinued operations. See Note 11.

Note 1 - Summary of Significant Accounting Policies: Intangible Assets (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Intangible Assets

INTANGIBLE ASSETS

In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 350-30, General Intangibles Other Than Goodwill, intangible assets with an indefinite useful life are not amortized. Intangible assets with a finite useful life are amortized on the straight-line method over the estimated useful lives, generally three to ten years. All intangible assets are tested for impairment annually during the fourth quarter.

Note 1 - Summary of Significant Accounting Policies: Software Development Costs (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Software Development Costs

Software Development Costs

In accordance with ASC 985-20-25, Costs of Software to Be Sold, Leased, or Marketed, software development costs are expensed as incurred until technological feasibility and marketability has been established, generally with release of a beta version for customer testing. Once the point of technological feasibility and marketability is reached, direct production costs (including labor directly associated with the development projects), indirect costs (including allocated fringe benefits, payroll taxes, facilities costs, and management supervision), and other direct costs (including costs of outside consultants, purchased software to be included in the software product being developed, travel expenses, material and supplies, and other direct costs) are capitalized until the product is available for general release to customers. We amortize capitalized costs on a product-by-product basis. Amortization for each period is the greater of the amount computed using (i) the straight-line basis over the estimated product life (generally from 12 to 18 months, but up to 60 months), or (ii) the ratio of current revenues to total projected product revenues. Total cumulative capitalized software development costs were $-, less accumulated amortization of $- at September 30, 2012, included in Other assets.

Capitalized software development costs are stated at the lower of amortized costs or net realizable value. Recoverability of these capitalized costs is determined at each balance sheet date by comparing the forecasted future revenues from the related products, based on management’s best estimates using appropriate assumptions and projections at the time, to the carrying amount of the capitalized software development costs. If the carrying value is determined not to be recoverable from future revenues, an impairment loss is recognized equal to the amount by which the carrying amount exceeds the future revenues.  We have written down capitalized software developments costs associated with the discontinued operations and have recorded an impairment expense of $- and $288,587 for the nine months ended September 30, 2012 and 2011, respectively, which has been included in discontinued operations.

ASC 730, Research and Development, established accounting and reporting standards for research and development. In accordance with ASC 730-10, costs we incur to enhance our existing products after general release to the public (bug fixes) are expensed in the period they are incurred and included in research and development costs. Research and development costs incurred prior to determination of technological feasibility and marketability and after general release to the public and charged to expense were $- and $142,411 for the nine months ended September 30, 2012 and 2011, respectively, included in general and administrative expenses of discontinued operations.

We capitalize costs related to the development of computer software developed or obtained for internal use in accordance with the ASC 350-40, Internal-Use Software. Software obtained for internal use has generally been enterprise level business and finance software that we customize to meet our specific operational needs. We have not sold, leased, or licensed software developed for internal use to our customers and have no intention of doing so in the future.

We capitalize costs related to the development and maintenance of our website in accordance with ASC 350-50, Website Development Costs. Accordingly, costs expensed as incurred are as follows:

planning the website,
developing the applications and infrastructure until technological feasibility is established, developing graphics such as borders, background and text colors, fonts, frames, and buttons, and operating the site such as training, administration and maintenance.

Capitalized costs include those incurred to:

obtain and register an Internet domain name,
develop or acquire software tools necessary for the development work, develop or acquire software necessary for general website operations, develop or acquire code for web applications,
develop or acquire (and customize) database software and software to integrate applications such as corporate databases and accounting systems into web applications, develop HTML web pages or templates,
install developed applications on the web server,
create initial hypertext links to other websites or other locations within the website, and test the website applications.

We amortize website development costs on a straight-line basis over the estimated life of the site, generally 36 months. Total cumulative website development costs, included in Other assets from continuing operations on our condensed consolidated balance sheets, were $-, less accumulated amortization of $- at September 30, 2012. As a result of the decision to postpone indefinitely the plan to revamp our FormTool.com website due to a lack of available financial and human resources, we have written down capitalized website developments costs and have recorded an impairment expense of $18,781 in continuing operations for the nine months ended September 30, 2012. See Note 7.

Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Revenue Recognition

REVENUE RECOGNITION

Within our operations as a whole, including those operations now classified as discontinued operations, we derive revenues from the sale of packaged software products, product support and multiple element arrangements that may include any combination of these items. We recognize software revenue for software products and related services in accordance with ASC 985-605, Software Revenue Recognition. We recognize revenue when persuasive evidence of an arrangement exists (generally a purchase order), we have delivered the product, the fee is fixed or determinable and collectability is probable.

In some situations, we receive advance payments from our customers. We defer revenue associated with these advance payments until we ship the products or offer the support. During the quarter ended March 31, 2012, we received an advance payment of $15,000 as part of an amended licensing agreement with a certain publisher whom sells our FormTool® product line. The advanced payment was to be applied against future royalties owed to us by the publisher for sales generated from the FormTool® product line. During the nine months ended September 30, 2012, sales exceeded the royalty advance payment of $15,000; and therefore, the deferred revenue has been fully recognized. Finally, the amended licensing agreement also extended the initial term of the agreement by three years.

Note 1 - Summary of Significant Accounting Policies: Earnings Per Share (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Earnings Per Share

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended September 30,	2012	2011

Net loss from continuing operations	($65,333)	($24,881)
Preferred stock dividends	---	---
Net loss available to common shareholders	($65,333)	($24,881)

Net income from discontinued operations	$---	$1,154,204
Preferred stock dividends	---	---
Net income available to common shareholders	$---	$1,154,204

Basic weighted average shares outstanding	77,993,935	68,868,930
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,868,930

For the Nine Months Ended September 30,	2012	2011

Net loss from continuing operations	($266,172)	($409,107)
Preferred stock dividends	---	---
Net loss available to common shareholders	($266,172)	($409,107)

Net income from discontinued operations	$26,087	$1,379,103
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$1,379,103

Basic weighted average shares outstanding	77,993,935	68,335,147
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,335,147

Note 1 - Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Recent Accounting Pronouncements

RECENT ACCOUNTING PRONOUNCEMENTS

                                Testing Goodwill for Impairment

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this ASU will not have a material impact on the Company’s consolidated financial statements, as it is intended to simplify the assessment for goodwill impairment.  We do not expect ASU No. 2011-08 to have a material impact on our condensed consolidated financial statements.

Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

For the Three Months Ended September 30,	2012	2011

Net loss from continuing operations	($65,333)	($24,881)
Preferred stock dividends	---	---
Net loss available to common shareholders	($65,333)	($24,881)

Net income from discontinued operations	$---	$1,154,204
Preferred stock dividends	---	---
Net income available to common shareholders	$---	$1,154,204

Basic weighted average shares outstanding	77,993,935	68,868,930
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,868,930

For the Nine Months Ended September 30,	2012	2011

Net loss from continuing operations	($266,172)	($409,107)
Preferred stock dividends	---	---
Net loss available to common shareholders	($266,172)	($409,107)

Net income from discontinued operations	$26,087	$1,379,103
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$1,379,103

Basic weighted average shares outstanding	77,993,935	68,335,147
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,335,147

Note 4 - Inventories: Schedule of Inventory, Current (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Inventory, Current
06/30/2012
Raw materials	$2,276
Finished goods	2,604
Less reserve for obsolete inventory	(2,275)
Inventories	$2,605

Note 5 - Reserves and Allowances: ScheduleOfReservesAndAllowances (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
ScheduleOfReservesAndAllowances

Balance December 31, 2011	$500
Bad debts provision (included in Sales and marketing expenses)	(100)
Accounts written off	---
Collection of accounts previously written off	---
Balance September 30, 2012	$400

At September 30, 2012, the reserve for obsolete inventory included in Inventories consisted of the following:

Balance December 31, 2011	$1,000
Provision for obsolete inventory	1,298
Obsolete inventory written off	(23)
Reserve for obsolete inventory from discontinued operations	---
Balance September 30, 2012	$2,275

At September 30, 2012, the reserve for sales returns included in Other current liabilities consisted of the following:

Balance December 31, 2011	$1,500
Return provision – sales	(212)
Return provision – cost of sales	(135)
Returns processed	(803)
Balance September 30, 2012	$350

Note 6 - Debt: Schedule of Debt (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Debt
06/30/2012
Unsecured term note payable to a former shareholder due January 2012, plus interest at 5% APR. Interest on overdue principal accruing at 10% APR.	$28,783
Current portion of debt	$28,783

Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
ScheduleOfCommitmentsAndContingenciesSalary

Chief Executive Officer
Base Annual Salary	$75,000

Although the employment agreement has expired, we have accrued the following for our Chief Executive Officer as of September 30, 2012:

	Accrued Base Salary	Vested Deferred Vacation Compensation
Included in Accrued Payroll at September 30, 2012	$39,697	$14,424

Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Other current liabilities from discontinued operations:	September 30, 2012	December 31, 2011
Accrued royalties	$114,368	$153,383
Other current liabilities from discontinued operations	$114,368	$153,383

The following table presents the results of operations of our discontinued operations for the nine months ended September 30, 2012 and 2011:

Nine Months Ended September 30,	2012	2011
Gross revenues	$---	$658,283
Less estimated sales returns and allowances	---	40,727
Net revenues	---	699,010
Cost of sales	---	158,741
Gross profit	---	540,269
Operating expenses:
Advertising and direct marketing	---	54,646
Sales and marketing wages	---	101,777
Total sales and marketing	---	156,423
Research and development	---	142,411
Rent	---	20,636
Other general and administrative costs	---	48,734
Total general and administrative	---	211,781
Income from operations of discontinued component	---	172,065
	---	972,082
Impairment expense	---	(288,587)
Gain on debt settlement	26,087	523,543
Income tax (provision)	---	---
Income from discontinued operations, net of taxes	$26,087	$1,379,103

Note 1 - Summary of Significant Accounting Policies: Software Development Costs (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Impairment expense	$ 0	$ 0	$ 18,781	$ 0
Discontinued Operations
Impairment expense				288,587
Research and Development Expense, Software (Excluding Acquired in Process Cost)				$ 142,411

Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Details) (USD $)	Mar. 31, 2012
Deferred Revenue	$ 15,000

Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Loss from continuing operations	$ (65,333)	$ (24,881)	$ (266,172)	$ (409,107)
Net Income (Loss) Available to Common Stockholders, Basic	(65,333)	(24,881)	(266,172)	(409,107)
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
fil:NetIncomefromdiscontinuedoperationsAvailableToCommonShareholders		$ 1,154,204	$ 26,087	$ 1,379,103
Weighted Average Basic Shares Outstanding, Pro Forma	77,993,935	68,868,930	77,993,935	68,335,147
Weighted Average Number of Shares Outstanding, Diluted	77,993,935	68,868,930	77,993,935	68,335,147

Note 2 - Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Net loss	$ 65,333	$ (1,129,323)	$ 240,085	$ (969,996)
Increase (Decrease) in Operating Capital			416,305
Retained (deficit)	$ 8,505,413		$ 8,505,413		$ 8,265,331

Note 3 - Receivables (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Receivable, in escrow	$ 36,957	$ 47,264
Long Lived Assets Held-for-sale, Proceeds from Sale			$ 975,000

Note 4 - Inventories: Schedule of Inventory, Current (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Inventory, Raw Materials	$ 2,276
Inventory, Finished Goods	2,604
Inventory Valuation Reserves	(2,275)	(1,000)
Inventory, Net, Total	$ 2,605	$ 4,629

Note 5 - Reserves and Allowances: ScheduleOfReservesAndAllowances (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses, Beginning Balance	$ 500
Financing Receivable, Allowance for Credit Losses, Charge-offs	(100)
Financing Receivable, Allowance for Credit Losses, Ending Balance	400
Inventory Valuation Reserves, Beginning Balance	1,000
Write-off of Inventory	1,298
Inventory Write-down	(23)
Inventory Valuation Reserves, Ending Balance	2,275
us-gaap:ValuationAllowancesAndReservesBalance for Sales Returns	1,500
Valuation Allowances and Reserves, Charged to Other Accounts	(212)
Valuation Allowances and Reserves, Charged to Cost and Expense	(135)
Valuation Allowances and Reserves, Deductions	(803)
us-gaap:ValuationAllowancesAndReservesBalance for Sales Returns	$ 350

Note 6 - Debt: Schedule of Debt (Details) (USD $)	Sep. 30, 2012
Notes Payable, Current	$ 28,783
Debt, Current, Total	$ 28,783

Note 7 - Impairment Expense (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Impairment expense	$ 0	$ 0	$ 18,781	$ 0

Note 8 - Gain On Debt Settlemnt (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Gain on debt settlement	$ 0	$ 34,866	$ 28,504	$ 34,866

Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Salaries, Wages and Officers' Compensation	$ 75,000
Accrued Salaries	39,697
Accrued Vacation	$ 14,424

Note 11 - Discontinued Operations (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Long Lived Assets Held-for-sale, Proceeds from Sale			$ 975,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			140,000
Receivable, in escrow	$ 36,957	$ 47,264

Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Accrued royalties	$ 44,672		$ 44,672		$ 37,825
Other current liabilities from discontinued operations	114,368		114,368		153,383
Revenues, net	17,518	6,793	44,663	44,370
Cost of sales	6,496	13,216	9,320	19,083
Gross profit	11,022	(6,423)	35,343	25,287
Selling and Marketing Expense, Total	794	(18,639)	2,473	(6,805)
General and Administrative Expense, Total	74,558	71,422	305,963	466,027
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total	0	1,154,204	26,087	1,379,103
(Gain) on sale of software product line			0	(972,082)
Impairment expense	0	0	(18,781)	0
Gain on debt settlement	0	34,866	28,504	34,866
Income from discontinued operations, net of taxes	0	1,154,204	26,087	1,379,103
Discontinued Operations
Accrued royalties	114,368		114,368		153,383
Sales Revenue, Goods, Gross				658,283
Sales Returns and Allowances, Goods				40,727
Revenues, net				699,010
Cost of sales				158,741
Gross profit				540,269
Advertising Expense				54,646
us-gaap:SalariesAndWages for sales and marketing				101,777
Selling and Marketing Expense, Total				156,423
Research and Development Expense, Software (Excluding Acquired in Process Cost)				142,411
Operating Lease, Rent Expense				20,636
Other General and Administrative Expense				48,734
General and Administrative Expense, Total				211,781
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax, Total				172,065
(Gain) on sale of software product line				972,082
Impairment expense				(288,587)
Gain on debt settlement			26,087	523,543
Income from discontinued operations, net of taxes			$ 26,087	$ 1,379,103